Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation:
(i)	Business combinations and related goodwill:

Business combinations are accounted for using the acquisition method as at the acquisition date, when control is transferred. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, and any liability and equity interests issued by the Corporation on the date control of the acquired company is obtained. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are generally measured initially at their fair values at the acquisition date. The Corporation measures goodwill as the fair value for the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at the acquisition date. If this consideration is lower than the fair value of the net assets of the business acquired, the difference is recognized immediately in the consolidated statement of earnings and comprehensive loss as a gain from a bargain purchase.

Restructuring, transaction costs other than those associated with the issue of debt or equity securities, and other direct costs of a business combination are not considered part of the business acquisition transaction and are expensed as incurred.

Subsequent recognition of goodwill:

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but tested for impairment at least annually and upon occurrence of an indication of impairment. The impairment testing process is described in the appropriate section of these accounting policies.

Subsidiaries:

Subsidiaries are entities controlled by the Corporation. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Control exists when the Corporation is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

(ii)	Transactions eliminated on consolidation:

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

(iii)	Subsidiary warrants, options and other equity:

Subsidiary warrants, options and other equity are comprised of equity-classified warrants, rights and options issued by the subsidiary, as well as options and rights issued by the Corporation over the subsidiary’s equity instruments. Because they do not represent outstanding participating non-controlling interests, they are recorded at cost and remain presented as a sub-component of non-controlling interest until such time they are exercised or expire.

(iv)	Acquisitions and dispositions of non-controlling interests while retaining control:

Acquisitions and dispositions of non-controlling interests while retaining control are accounted for as transactions with equity holders in their capacity as equity holders; therefore, no goodwill is recognized as a result of acquisitions and no gain or loss is recognized in connection with dispositions.

Upon acquisition or disposition of non-controlling interests while retaining control, the Corporation adjusts non-controlling interests to reflect the relative change in its interest in the subsidiary’s equity, before giving effect of the elimination of the intra-group balances. Any difference between the amount by which non-controlling interest is adjusted and the fair value of consideration paid or received is recognized directly in equity attributable to shareholders of the Corporation. The fair value of consideration paid includes the cost of any subsidiary warrants, options and other equity exercised as part of the operation.

Subsidiary warrants, options and other equity that expire unexercised are transferred to equity attributable to shareholders of the Corporation.

(v)	Attribution of profit or loss:

Profit or loss of the subsidiaries is attributed to the Corporation’s shareholders and to non-controlling interests based on their respective share of participating equity instruments in each subsidiary outstanding during the period. This allocation is made giving effect to subsidiary profit and loss and before the elimination of intra-group balances.

Financial instruments
(b)	Financial instruments:
(i)	Non-derivative financial assets:

The Corporation has the following non-derivative financial assets: cash and cash equivalents, restricted short-term investments, trade and other receivables and other assets.

Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Corporation has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables comprise cash and cash equivalents, trade and other receivables and restricted short-term investments.

Cash and cash equivalents comprise cash balances and highly liquid investments purchased three months or less from maturity. Bank overdrafts that are repayable on demand form an integral part of the Corporation’s cash management and are included as a component of cash and cash equivalents for the purpose of the consolidated statements of cash flows.

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not classified in any of the other categories of financial assets. These assets are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at fair value and changes therein, are recognized in other comprehensive income (loss) and presented in accumulated other comprehensive income (loss) in equity. When an available-for-sale financial asset is derecognized, the gain or loss accumulated other comprehensive income (loss) in equity is reclassified to income or loss. The Corporation’s available-for-sale financial asset is comprised only of quoted equity securities and is presented as Other Assets.

(ii)	Non-derivative financial liabilities:

The Corporation derecognizes a financial liability when its contractual obligations are discharged, cancelled or expire.

The Corporation has the following non-derivative financial liabilities: loans and borrowings, trade and other payables and long-term payables.

Such financial liabilities are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

(iii)	Share capital:

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.

(iv)	Compound financial instruments:

Compound financial instruments are instruments that can be converted to share capital at the option of the holder, and the number of shares to be issued is fixed.

The liability component of a compound financial instrument is recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component is recognized initially as the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not remeasured subsequent to initial recognition.

(v)	Derivative financial instruments and hedge accounting:

Derivative financial instruments:

The Corporation has issued liability-classified derivatives over its own equity. Embedded derivative is separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through profit or loss.

Derivatives and separable embedded derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives and separable embedded derivatives are measured at fair value, and all changes in their fair value are recognized immediately in profit or loss.

Hedge accounting:

Derivatives that qualify as hedging instruments must be designated as either a “cash flow hedge”, when the hedged risk is a variability in the future cash flows of the hedged item, or a “fair value hedge”, when the hedged risk is a variability in the fair value of the hedged item. Any derivative instrument that does not qualify for hedge accounting is marked-to-market at each reporting date and the gains or losses are included in income.

Cash flow hedges:

For derivative financial instruments designated as cash flow hedges, the effective portion of changes in their fair value is recognized in other comprehensive income in the consolidated statement of comprehensive income and presented in the cash flow hedges reserve in equity. Any ineffectiveness is recognized in income immediately as it arises in the same consolidated statement of earnings and comprehensive loss account as the hedged item when realized.

Should a cash flow hedging relationship become ineffective or the hedging relationship be terminated, previously unrealized gains and losses remain within the cash flows hedges reserve until the hedged item is settled and any future changes in value of the derivative are recognized in income prospectively.

When the hedged item is realized, amounts recognized in the cash flow hedge reserve are reclassified to the same consolidated statement of earnings and comprehensive loss account or reclassified to the related non-financial asset in which the hedged item is recorded. If the hedged item ceases to exist before the hedging instrument expires, the unrealized gains or losses within the cash flow hedge reserve are immediately reclassified to income.

Use of derivative financial instruments:

Derivative financial instruments are utilized, from time to time, by the Corporation in the management of its foreign currency exposures and interest-rate market risks. These derivative financial instruments are used as a method for meeting the risk reduction objectives of the Corporation by generating offsetting cash flows related to the underlying position in respect of amount and timing of forecasted foreign currency cash flows and interest payments.

The Corporation uses interest rate swap agreements to lock-in a portion of its debt cost and reduce its exposure to the variability of interest rates by exchanging variable rate payments for fixed rate payments. The Corporation has designated its interest rate swaps as cash flow hedges for which it uses hedge accounting.

When it utilizes derivatives in hedge accounting relationships, the Corporation formally documents and designates all of its eligible hedging relationships. This process involves associating all derivatives to specific assets and liabilities on the consolidated statement of financial position or with forecasted or probable transactions. The Corporation also formally assesses the effectiveness of hedging relationships at inception and on an on-going basis.

(vi)	Other equity instruments:

Warrants, options and rights over the Corporation’s equity issued outside of share-based payment transactions that do not meet the definition of a liability instrument are recognized in equity.

Inventories
(c)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of raw materials, supplies and spare parts is based on the weighted-average cost method. The cost of finished goods and work in progress includes expenditures incurred in acquiring the inventories, production or conversion costs, sub-contractors costs and other costs incurred in bringing them to their existing location and condition, as well as production overheads based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Property, plant and equipment
(d)	Property, plant and equipment:
(i)	Recognition and measurement:

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment have significantly different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized in net profit (loss).

(ii)	Subsequent costs:

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Corporation, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation:

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its residual value.

Depreciation is recognized in profit or loss on either a straight-line basis or a declining basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

Asset	Method	Period/Rate

Building and building components	Straight-line	20 to 40 years
Laboratory, R&D and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Intangible assets
(e)	Intangible assets:
(i)	Research and development:

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. Other development expenditure is recognized in profit or loss as incurred.

Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses.

(ii)	Other intangible assets:

Non-compete agreements

Non-compete agreements were valued as part of business acquisitions and are amortized on a straight-line basis over a period of 3 years from the acquisition date.

Customer relationships

Customer relationships were acquired as part of business acquisitions and are amortized on a straight-line basis over a period of 10 years from the acquisition date.

Patent costs

Patents for technologies that are no longer in the research phase are recorded at cost. The patent costs include legal fees to obtain patents and patent application fees. When the technology is still in the research phase, those costs are expensed as incurred. Patent costs are amortized on a straight-line basis over a period of 20 years.

License agreements

License agreements are mainly comprised of a license agreement acquired separately or as part of business acquisitions and are amortized on a straight-line basis between a period of 12 or 13 years from the acquisition date according to the licence agreement.

Trademarks

Trademarks have indefinite useful lives considering that they can be renewed at a minimal cost and are not amortized. They are tested for impairment annually, or more frequently if events or changes in circumstances indicate that they might be impaired. Any impairment is recognized in profit or loss.

(iii)	Subsequent expenditure:

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(iv)	Amortization:

Amortization is calculated over the cost of the asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than trademarks, from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are described above.

Impairment
(f)	Impairment:
(i)	Financial assets (including receivables):

A financial asset not carried at fair value through profit or loss is assessed at each reporting date to determine whether there is objective evidence that it is impaired. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can be estimated reliably.

Objective evidence that financial assets are impaired can include default or delinquency by a debtor, restructuring of an amount due to the Corporation on terms that the Corporation would not consider otherwise, indications that a debtor or issuer will enter bankruptcy, or the disappearance of an active market for a security.

The Corporation considers evidence of impairment for receivables at both a specific asset and collective level. All individually significant receivables are assessed for specific impairment. All individually significant receivables found not to be specifically impaired are then collectively assessed for any impairment that has been incurred but not yet identified. Receivables that are not individually significant are collectively assessed for impairment by grouping together receivables with similar risk characteristics.

In assessing collective impairment, the Corporation uses historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When a subsequent event causes the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Impairment losses on available-for-sale financial assets are recognized by reclassifying the losses accumulated in accumulated other comprehensive income to profit or loss.  The amount reclassified is the difference between the acquisition cost and the current fair value, less any impairment loss previously recognized in profit or loss.

(ii)	Non-financial assets:

The carrying amounts of the Corporation’s non-financial assets, and other than inventories, tax credits receivable and recoverable and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated each year at the same date.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the ''cash-generating unit'', or ''CGU'').

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill:

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. The Corporation defines its CGUs based on the way it internally monitors and derives economic benefits from the acquired goodwill. Impairment losses for a CGU is first allocated to reduce goodwill. An impairment loss in respect of goodwill is not reversed in future periods.

Provisions
(g)	Provisions:

A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

(i)	Onerous contracts:

A provision for onerous contracts is recognized when the expected benefits to be derived by the Corporation from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Corporation recognizes any impairment loss on the assets associated with that contract.

(ii)	Contingent liability:

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation, or the amount of the obligation cannot be estimated reliably.

Revenue
(h)	Revenue:
(i)	Sale of goods:

Revenue from the sale of goods in the course of ordinary activities is measured at the fair value of the consideration received or receivable, net of returns. Revenue is recognized on delivery when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, there is no continuing management involvement with the goods, and the amount of revenue can be measured reliably. The Corporation considers delivery to have occurred upon shipment, or in some cases, upon reception by the customer. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

(ii)	Royalty revenues:

Royalties are earned under the terms of the applicable agreement and are generally recognized on this basis. Royalty revenues are recognized when it is probable that the economic benefits associated with the transaction will be received and the amount can be measured reliably.

Government grants
(i)	Government grants:

Government grants, consisting of grants and investment tax credits, are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Corporation has met or will meet the requirements of the approved grant program and there is reasonable assurance that the grant will be received.

Grants that compensate the Corporation for expenses incurred are recognized in profit or loss in reduction thereof on a systematic basis in the same years in which the expenses are recognized. Grants that compensate the Corporation for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

Lease payments
(j)	Lease payments:

Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Contingent lease payments are accounted for in the period in which they are incurred.

Foreign currency
(k)	Foreign currency:

Transactions in foreign currencies are translated to the respective functional currency at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss on monetary items is the difference between amortized cost in the functional currency at the beginning of the period, adjusted for effective interest and payments during the period, and the amortized cost in foreign currency translated at the exchange rate at the end of the reporting period. Foreign currency differences arising on retranslation are recognized in profit or loss.

Employee benefits
(l)	Employee benefits:
(i)	Short-term employee benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Corporation has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(ii)	Share-based payment transactions:

The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in contributed surplus and subsidiary warrants and options, as applicable, over the period that the employees unconditionally become entitled to the awards. The grant date fair value takes into consideration market performance conditions when applicable. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The fair value of the share-based payment transactions is measured based on valuation models. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility), weighted average expected life of the instruments (based on contractual life, tranche vesting term and general option holder behaviour), expected dividends, and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions, if any, are not taken into account in determining fair value.

(iii)	Termination benefits:

Termination benefits are recognized as an expense when the Corporation is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Corporation has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting year, then they are discounted to their present value.

Finance income and finance costs
(m)	Finance income and finance costs:

Finance income comprises interest income on funds invested. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise interest expense and accretion on borrowings, unwinding of the discount on provisions, financing costs, penalty on debt reimbursement, impairment losses recognized on financial assets and bank charges. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign currency gains and losses are reported on a net basis.

The Corporation recognizes interest income as a component of investing activities and interest cost as a component of financing activities in the consolidated statements of cash flows.

Income tax
(n)	Income tax:

Income tax expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share
(o)	Earnings per share:

The Corporation presents basic and diluted earnings per share ("EPS'') data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprise warrants, share options and deferred share units granted to employees.

Segment reporting
(p)	Segment reporting:

An operating segment is a component of the Corporation that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Corporation’s other components. All operating segments’ operating results are reviewed regularly by the Corporation’s CEO to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

New standard and interpretation adopted during the year
(q)	New standard and interpretation adopted during the year:

Statement of Cash Flows:

In January 2016, the IASB amended IAS 7, Statement of Cash Flows, to require an entity to disclose the following changes in liabilities arising from financing activities (to the extent necessary): (i) changes from financing cash flows; (ii) changes arising from obtaining or losing control of subsidiaries or other businesses; (iii) the effect of changes in foreign exchange rates; (iv) changes in fair values; and (v) other changes. One way to fulfil the new disclosure requirement is to provide a reconciliation between the opening and closing balances in the statement of financial position for liabilities arising from financing activities. In addition, if an entity provides the required disclosure with disclosures of changes in other assets and liabilities, it must disclose the changes in liabilities arising from financing activities separately from changes in those other assets and liabilities. The amendments to IAS 7 are effective for annual periods beginning on or after January 1, 2017, with earlier adoption permitted. The Corporation adopted this amendment for the annual period beginning on April 1, 2017 (refer to note 20 (c)).

New standards and interpretations not yet adopted
(r)	New standards and interpretations not yet adopted:

A number of new standards, and amendments to standards and interpretations, are not yet effective for the year ended March 31, 2018 and for the thirteen-month period ended March 31, 2017, and have not been applied in preparing these consolidated financial statements.

(i)	Financial instruments:

On July 24, 2014, the IASB issued the complete IFRS 9, Financial Instruments (IFRS 9 (2014)). It introduces new requirements for the classification and measurement of financial assets. Under IFRS 9 (2014), financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard also introduces additional changes relating to financial liabilities and amends the impairment model by introducing a new “expected credit loss” model for calculating impairment. The mandatory effective date of IFRS 9 is for annual periods beginning on or after January 1, 2018 and must be applied retrospectively with some exemptions. The Corporation intends to adopt IFRS 9 (2014) in its consolidated financial statements for the annual period beginning on April 1, 2018. The Corporation is currently finalizing the impact of adoption of this standard on its consolidated financial statements.

The Corporation expects no significant impact on its consolidated financial statements from the transition to the classification and measurement requirements of IFRS 9.

On transition to IFRS 9, the Corporation must either designate the investment in Acasti as a financial asset measured at fair value through profit and loss or as an investment in an equity instrument measured at fair value through other comprehensive income. In the former case, changes in fair value to March 31, 2018 of $506,469, would be reclassified from accumulated other comprehensive income to reduce the deficit on initial application, with subsequent changes in fair value recognized in net income. In the latter case, the change in fair value would continue to be recognized in other comprehensive income and would never be reclassified to net income. Management has not yet completed its IFRS 9 analysis and therefore has not finalized the accounting designation for the investment in Acasti.

IFRS requires the Corporation to record expected credit losses on all its trade receivables and other financial assets, either on a 12-month or lifetime basis. The Corporation does not expect the potential impact to be significant on its consolidated financial statements.

The Corporation believes that the existing hedge relationship that is currently designated in an effective hedging relationship will still qualify for hedge accounting under IFRS 9. As IFRS 9 does not change the general principles of how an entity accounts for effective hedges, the adoption of IFRS 9 is not expected to have a significant impact on the Corporation’s hedge accounting.

(ii)	Revenue:

On May 28, 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers. IFRS 15 will replace IAS 18, Revenue, among other standards. The standard contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. The new standard applies to contracts with customers. The new standard is effective for fiscal years beginning on January 1, 2018, and is available for early adoption. The Corporation intends to adopt IFRS 15 in its consolidated financial statements for the annual period beginning on April 1, 2018. The Corporation is currently finalizing the impact of adoption of this standard on its consolidated financial statements.

The Corporation expects no significant impact on its consolidated financial statements, other than the disclosure requirements noted below.

The majority of the Corporation’s contracts are contracts with customers in which the sale of goods is generally expected to be the only performance obligation. The Corporation expects the revenue recognition to occur at a point in time when control of the assets is transferred to the customer, generally on delivery of the goods, consistent with its current practice.

IFRS 15 provides presentation and disclosure requirements, which are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and is expected to significantly increase the volume of disclosures required in the Corporation’s consolidated financial statements. The Corporation is currently developing processes necessary to collect and disclose the required information. The Corporation will be providing the required disclosure in its quarterly and annual consolidated financial statements for the year ended March 31, 2019.

(iii)	Leases:

In January 2016, the IASB issued IFRS 16, Leases, which will replace IAS 17, Leases. The standard will require all leases of more than 12 months to be reported on a company’s statement of financial position as assets and liabilities. The new standard is effective for fiscal years beginning on January 1, 2019, and is available for early adoption. The Corporation intends to adopt IFRS 16 in its consolidated financial statements for the annual period beginning on April 1, 2019. The Corporation is currently assessing the extent of the impact of adoption of the standard.

(iv)	Amendments to IFRS 2 – Classification and Measurement of Share-Based Payment Transactions:

On June 20, 2016, the IASB issued amendments to IFRS 2, Share-Based Payment, clarifying how to account for certain types of share-based payment transactions. The amendments apply for annual periods beginning on or after January 1, 2018. Earlier application is permitted. As a practical simplification, the amendments can be applied prospectively. Retrospective, or early, application is permitted if information is available without the use of hindsight. The amendments provide requirements on the accounting for: the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; share-based payment transactions with a net settlement feature for withholding tax obligations; and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Corporation intends to adopt the amendments to IFRS 2 in its consolidated financial statements for the annual period beginning on April 1, 2018. The Corporation is currently assessing the extent of the impact of adoption of the standard but does not expect significant impacts on adoption.

(v)	Income tax:

On June 7, 2017, the IASB issued IFRIC 23 – Uncertainty over Income Tax Treatments (the “Interpretation”). The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted.

The Interpretation requires an entity to:

•	Contemplate whether uncertain tax treatments should be considered separately, or together as a group, based on which approach provides better predictions of the resolution;
•	Reflect an uncertainty in the amount of income tax payable (recoverable) if it is probable that it will pay (or recover) an amount for the uncertainty; and
•	Measure a tax uncertainty based on the most likely amount or expected value depending on whichever method better predicts the amount payable (recoverable).

The Corporation intends to adopt the Interpretation in its consolidated financial statements for the annual period beginning on April 1, 2019. The extent of the impact of adoption of the Interpretation has not yet been determined.